Document and Entity Information	3 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Entity Registrant Name	Birkenstock Holding plc
Entity Central Index Key	0001977102
Current Fiscal Year End Date	--09-30
Entity File Number	001-41836